Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net [Abstract]
Bad debt expense	$ 3,694	$ 245	$ 25,981